Leases - Summary of maturities of lease liabilities under operating leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
2021	$ 3,990
2022	4,237
2023	4,162
2024	2,321
2025	60
Total lease payments	14,770
Less: Interest	(1,716)
Present value of lease liabilities	$ 13,054